Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Share Warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2019 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	35,070	71,760			71,760
Total number of BSAAR voided (in shares) | shares	36,690	0
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	0	18,345			18,345
Total number of BSAAR voided (in shares) | shares	18,345	0
Issue price (in EUR per share)				€ 2.00
Excercise price (in EUR per share)				19.97
Estimated fair value - according to IFRS 2 (in EUR per share)				€ 3.78
End of exercise period				6/30/2022
Expected dividends				0.00%
Expected volatility				36.40%
Risk-free interest rate				0.00%
Conversion ratio				1:1
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	0	18,345			18,345
Total number of BSAAR voided (in shares) | shares	18,345	0
Issue price (in EUR per share)				€ 2.00
Excercise price (in EUR per share)				19.97
Estimated fair value - according to IFRS 2 (in EUR per share)				€ 3.81
End of exercise period				7/15/2022
Expected dividends				0.00%
Expected volatility				35.70%
Risk-free interest rate				0.00%
Conversion ratio				1:1
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares) | shares	35,070	35,070			35,070
Total number of BSAAR voided (in shares) | shares	0	0
Issue price (in EUR per share)			€ 1.23
Excercise price (in EUR per share)			12.32
Estimated fair value - according to IFRS 2 (in EUR per share)			€ 0.75
End of exercise period			5/31/2024
Expected dividends			0.00%
Expected volatility			40.00%
Risk-free interest rate			0.00%
Conversion ratio			1:1